CANADIAN DEVELOPMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2022
Investment property [abstract]
Disclosure of Detailed Information About Investment Property
The following table presents the changes in the rental property balances for the years ended December 31, 2022 and December 31, 2021.

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Opening balance	$7,978,396	$6,321,918
Acquisitions(1)	2,362,185	1,835,235
Capital expenditures	326,460	198,602
Fair value adjustments(2)	858,987	990,575
Dispositions(3)	(80,369)	(1,367,934)
Balance, end of year	$11,445,659	$7,978,396
(1) The total purchase price includes $3,021 (2021 - $2,720) of capitalized transaction costs in relation to the acquisitions.
(2) Fair value adjustments include realized fair value gains of $12,997 for the year ended December 31, 2022 (2021- $409) on the single-family rental properties.
(3) Dispositions for the year ended December 31, 2021 reflect the deconsolidation of the $1,333,406 U.S. multi-family rental portfolio on March 31, 2021.
The following table presents the changes in the Canadian development properties balance for the years ended December 31, 2022 and December 31, 2021.

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Opening balance	$133,250	$110,018
Development expenditures	12,686	12,748
Fair value adjustments	(440)	10,098
Translation adjustment(1)	(9,083)	386
Balance, end of year	$136,413	$133,250
(1) During the year, the USD/CAD exchange rate fluctuated from 1.2678 as at December 31, 2021 to 1.3544 as at December 31, 2022, resulting in a foreign currency translation adjustment of $9,083.
The components of the Company's revenue from single-family rental properties are as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Base rent	$520,196	$363,510
Other revenue(1)(2)	39,840	24,371
Non-lease component	85,549	58,034
Total revenue from single-family rental properties(2)	$645,585	$445,915
(1) Other revenue includes revenue earned on ancillary services and amenities as well as lease administrative fees.
(2) The comparative period has been reclassified to conform with the current period presentation. Resident recoveries of $4,172, which were previously recorded as a reduction in direct operating expenses, have been reclassified to other revenue from single-family rental properties.

Disclosure of Significant Unobservable Inputs Used in Fair Value Measurement of Assets
Key valuation assumptions for the Canadian development properties are set out below.

	December 31, 2022	December 31, 2021

Property under development
Land value per square foot(1)	$258	$260

Commercial income-producing property
Discount rate	4.75%	4.75%
Capitalization rate	4.50%	4.25%

(1) Equivalent to C$350 per square foot (2021- C$330) translated to U.S dollars at the year-end exchange rate.
Quantitative information about fair value measurements of the investments uses the following significant unobservable inputs (Level 3):

		December 31, 2022		December 31, 2021
Valuation technique(s)	Significant unobservable input	Range of inputs	Weighted average of inputs	Range of inputs	Weighted average of inputs	Other inputs and key information

Net asset value, determined using discounted cash flow Waterfall distribution model	a) Discount rate (1) b) Future cash flow c) Appraised value	8.0 - 20.0%	17.7%	8.0 - 20.0%	16.6%	Entitlement risk, sales risk and construction risk are taken into account in determining the discount rate.

Price per acre of land, timing of project funding requirements and distributions.

Estimated probability of default.
		1 - 10 years	7.2 years	1 - 9 years	6.1 years
(1) Generally, an increase in future cash flow will result in an increase in the fair value of debt instruments and fund equity investments. An increase in the discount rate will result in a decrease in the fair value of debt instruments and fund equity investments. The same percentage change in the discount rate will result in a greater change in fair value than the same absolute percentage change in future cash flow.